UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2015

MFS® MULTIMARKET INCOME TRUST

MMT-SEM

Managed Distribution Policy Disclosure

The MFS Multimarket Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy effective May 1, 2015. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® MULTIMARKET INCOME TRUST

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	58.4%
Emerging Markets Bonds	19.5%
Investment Grade Corporates	17.5%
Mortgage-Backed Securities	5.2%
U.S. Government Agencies	3.9%
Commercial Mortgage-Backed Securities	3.8%
Floating Rate Loans	2.2%
Non-U.S. Government Bonds	1.9%
Asset-Backed Securities	1.1%
Collateralized Debt Obligations	0.3%
U.S. Treasury Securities	(8.8)%

Composition including fixed income credit quality (a)(i)
AAA	2.7%
AA	1.2%
A	7.4%
BBB	24.8%
BB	30.3%
B	31.7%
CCC	6.0%
C	0.3%
D	0.1%
U.S. Government	2.4%
Federal Agencies	9.1%
Not Rated	(11.0)%
Non-Fixed Income	0.3%
Cash & Other	(5.3)%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	7.5 yrs.

Issuer country weightings (i)(x)
United States	61.4%
Mexico	4.6%
Canada	3.5%
United Kingdom	2.7%
Israel	2.2%
China	2.0%
Indonesia	2.0%
Germany	1.8%
France	1.8%
Other Countries	18.0%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

From time to time Cash & Other may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Lead Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

William Adams	Lower Quality Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Lower Quality Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012; Co-founder of Marengo Asset Management from June 2010 to April 2011; Head of Credit Europe Neuberger Berman from June 2006 to May 2010.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a

Other Notes – continued

recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 112.5%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$1,405,000	$1,506,802
Bombardier, Inc., 7.75%, 3/15/20 (n)	930,000	983,336
Bombardier, Inc., 6.125%, 1/15/23 (n)	885,000	845,795
Bombardier, Inc., 7.5%, 3/15/25 (n)	675,000	669,094
CPI International, Inc., 8.75%, 2/15/18	1,115,000	1,146,359
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	1,755,000	1,882,238
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	390,000	347,100
TransDigm, Inc., 6%, 7/15/22	245,000	246,531
TransDigm, Inc., 6.5%, 7/15/24	575,000	583,539

		$8,210,794
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$845,000	$893,588
PVH Corp., 4.5%, 12/15/22	1,220,000	1,244,400

		$2,137,988
Asset-Backed & Securitized - 5.2%
Banc of America Commercial Mortgage, Inc., FRN, 5.944%, 2/10/51	$1,422,556	$1,537,689
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	154,495	160,119
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.781%, 12/28/40 (z)	2,267,241	1,378,810
Chesapeake Funding LLC, “A”, FRN, 0.627%, 5/07/24 (z)	2,408,259	2,408,791
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	390,311	51,638
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	1,400,000	1,459,954
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.89%, 6/15/39	1,781,000	1,866,981
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	2,829,556	49,461
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25 (z)	1,500,000	1,482,618
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	2,169,113	2,169,069
Falcon Franchise Loan LLC, FRN, 23.05%, 1/05/25 (i)(z)	245,582	57,098
First Union National Bank Commercial Mortgage Trust, FRN, 1.729%, 1/12/43 (d)(i)(q)(z)	275,839	554
First Union-Lehman Brothers Bank of America, FRN, 0.757%, 11/18/35 (i)	5,256,984	82,014
GMAC LLC, FRN, 8.109%, 4/15/34 (d)(n)(q)	416,693	244,310
Goldman Sachs Mortgage Securities Corp., FRN, 5.988%, 8/10/45	1,879,907	2,023,541

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		$1,745,342	$1,833,951
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45		1,542,227	1,589,656
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49		2,000,000	2,132,352
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43		1,513,388	1,541,735
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.057%, 4/15/45		1,466,405	1,510,327
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.961%, 6/15/49		2,243,253	2,356,268
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.243%, 2/18/30 (i)		523,249	10,768
Morgan Stanley Capital I Trust, “AM”, FRN, 5.868%, 4/15/49		1,674,000	1,756,128
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39 (i)(z)		3,226,481	16,261
Multi Security Asset Trust, “A3”, CDO, 5%, 11/28/35 (n)		48,240	48,179
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.15%, 2/15/51		992,420	1,048,647

			$28,816,919
Automotive - 2.1%
Accuride Corp., 9.5%, 8/01/18		$1,365,000	$1,416,188
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	150,000	168,753
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$1,000,000	1,005,103
General Motors Financial Co., Inc., 3.45%, 4/10/22		486,000	482,604
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,225,000	1,296,050
Goodyear Tire & Rubber Co., 7%, 5/15/22		420,000	459,900
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		600,000	616,309
Hyundai Capital America, 4%, 6/08/17 (n)		256,000	268,380
Hyundai Capital America, 2.6%, 3/19/20 (n)		540,000	547,103
Lear Corp., 4.75%, 1/15/23		730,000	740,950
Lear Corp., 5.375%, 3/15/24		140,000	145,600
Lear Corp., 5.25%, 1/15/25		990,000	1,011,038
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)		655,000	682,838
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	470,000	538,954
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		$565,000	577,713
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)		305,000	324,825
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		500,000	506,875
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	400,000	479,460
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)		$565,000	563,941

			$11,832,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$363,000	$417,646

Broadcasting - 1.5%
AMC Networks, Inc., 7.75%, 7/15/21		$884,000	$963,560
Clear Channel Communications, Inc., 9%, 3/01/21		946,000	906,978
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22		245,000	256,638
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22		945,000	999,338
Grupo Televisa S.A.B., 5%, 5/13/45		200,000	203,759
Liberty Media Corp., 8.5%, 7/15/29		1,280,000	1,433,600
Liberty Media Corp., 8.25%, 2/01/30		50,000	55,375
Netflix, Inc., 5.375%, 2/01/21		945,000	987,525
Netflix, Inc., 5.875%, 2/15/25 (n)		370,000	394,050
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		900,000	954,000
Omnicom Group, Inc., 3.65%, 11/01/24		154,000	157,700
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	485,000	575,631
Univision Communications, Inc., 5.125%, 2/15/25 (n)		$415,000	418,113

			$8,306,267
Brokerage & Asset Managers - 0.1%
E*Trade Financial Corp., 4.625%, 9/15/23		$625,000	$638,281

Building - 2.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,535,000	$1,615,588
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		890,000	912,250
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		715,000	759,688
CEMEX Finance LLC, 9.375%, 10/12/22		335,000	381,398
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		202,000	208,464
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		405,000	434,363
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		506,000	547,745
CEMEX S.A.B. de C.V., FRN, 5.273%, 9/30/15 (n)		552,000	552,718
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		284,000	257,020
CRH Finance Ltd., 3.125%, 4/03/23	EUR	300,000	382,567
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		$210,000	208,950
Gibraltar Industries, Inc., 6.25%, 2/01/21		625,000	634,375
HD Supply, Inc., 7.5%, 7/15/20		990,000	1,061,775
Headwaters, Inc., 7.25%, 1/15/19		670,000	701,825
Masco Corp., 4.45%, 4/01/25		170,000	175,525
Mohawk Industries, Inc., 3.85%, 2/01/23		653,000	666,819
Nortek, Inc., 8.5%, 4/15/21		1,170,000	1,263,600
Owens Corning, Inc., 4.2%, 12/15/22		184,000	190,772
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		1,018,000	1,028,180
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		270,000	274,725

			$12,258,347

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 1.3%
Equinix, Inc., 4.875%, 4/01/20		$855,000	$882,788
Equinix, Inc., 5.375%, 1/01/22		290,000	300,875
Equinix, Inc., 5.375%, 4/01/23		530,000	547,225
Fidelity National Information Services, Inc., 3.875%, 6/05/24		664,000	680,456
Iron Mountain, Inc., 8.375%, 8/15/21		113,000	117,803
Iron Mountain, Inc., REIT, 6%, 8/15/23		1,050,000	1,118,250
NeuStar, Inc., 4.5%, 1/15/23		1,050,000	924,000
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		664,000	685,885
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)		965,000	993,082
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		734,000	736,000

			$6,986,364
Cable TV - 4.3%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$1,477,000	$1,506,540
Altice Financing S.A., 6.625%, 2/15/23 (n)		960,000	988,800
Altice Finco S.A., 8.125%, 1/15/24 (n)		719,000	756,748
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		390,000	415,350
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,015,000	1,054,712
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		730,000	722,700
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,060,000	1,073,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		305,000	299,663
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		970,000	1,022,138
Comcast Corp., 4.65%, 7/15/42		700,000	751,844
Comcast Corp., 4.75%, 3/01/44		292,000	319,940
DISH DBS Corp., 6.75%, 6/01/21		890,000	942,359
DISH DBS Corp., 5%, 3/15/23		1,010,000	956,975
DISH DBS Corp., 5.875%, 11/15/24		360,000	354,600
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,545,000	1,525,688
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		1,225,000	1,153,031
Intelsat Luxembourg S.A., 8.125%, 6/01/23		1,020,000	933,616
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	680,000	860,889
Lynx I Corp., 5.375%, 4/15/21 (n)		$468,000	489,645
Lynx II Corp., 6.375%, 4/15/23 (n)		675,000	710,438
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	475,000	449,539
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$290,000	288,550
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		130,000	135,688
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		195,000	202,800
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		540,000	523,800
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		560,000	581,000
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		600,000	603,000
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	388,909

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$950,000	$993,938
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		700,000	730,625
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		959,000	997,120
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (z)		710,000	706,450
VTR Finance B.V., 6.875%, 1/15/24 (n)		207,000	214,183
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		200,000	207,500

			$23,862,028
Chemicals - 2.6%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$995,000	$1,092,013
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		655,000	669,738
CF Industries, Inc., 3.45%, 6/01/23		577,000	579,179
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		384,000	391,680
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)		805,000	815,063
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		810,000	878,850
Hexion U.S. Finance Corp., 6.625%, 4/15/20		500,000	467,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		815,000	726,369
Huntsman International LLC, 8.625%, 3/15/21		500,000	530,000
Huntsman International LLC, 5.125%, 4/15/21	EUR	335,000	399,664
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		$920,000	936,100
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		200,000	202,500
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		2,540,000	2,635,504
LyondellBasell Industries N.V., 5.75%, 4/15/24		487,000	572,698
LyondellBasell Industries N.V., 4.625%, 2/26/55		386,000	372,003
Solvay Finance S.A., FRN, 4.199%, 5/29/49	EUR	450,000	534,421
SPCM S.A., 2.875%, 6/15/23 (z)	EUR	102,000	115,103
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	400,000	477,906
Tronox Finance LLC, 6.375%, 8/15/20		$1,410,000	1,381,800
W.R. Grace & Co., 5.125%, 10/01/21 (n)		875,000	912,188

			$14,690,279
Computer Software - 0.4%
Oracle Corp., 3.4%, 7/08/24		$483,000	$499,336
Syniverse Holdings, Inc., 9.125%, 1/15/19		436,000	409,840
VeriSign, Inc., 4.625%, 5/01/23		1,165,000	1,164,418

			$2,073,594
Computer Software - Systems - 0.2%
CDW LLC/CDW Finance Corp., 6%, 8/15/22		$485,000	$522,588
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24		425,000	451,775

			$974,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Conglomerates - 1.7%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)		$217,000	$234,903
Amsted Industries Co., 5%, 3/15/22 (n)		1,350,000	1,392,188
BC Mountain LLC, 7%, 2/01/21 (n)		1,025,000	971,188
EnerSys, 5%, 4/30/23 (n)		1,295,000	1,311,188
EnPro Industries, Inc., 5.875%, 9/15/22 (n)		915,000	956,175
Entegris, Inc., 6%, 4/01/22 (n)		1,275,000	1,332,375
KION Finance S.A., 6.75%, 2/15/20	EUR	450,000	541,309
Renaissance Acquisition, 6.875%, 8/15/21 (n)		$1,300,000	1,209,000
Rexel S.A., 6.125%, 12/15/19 (n)		1,085,000	1,125,688
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	225,000	250,295
Votorantim Cimentos S.A., 5.25%, 4/28/17	EUR	300,000	360,330

			$9,684,639
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$590,000	$544,098
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		914,000	797,465

			$1,341,563
Consumer Products - 0.7%
Mattel, Inc., 1.7%, 3/15/18		$192,000	$191,605
Newell Rubbermaid, Inc., 4%, 12/01/24		450,000	469,742
Prestige Brands, Inc., 8.125%, 2/01/20		373,000	400,975
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		720,000	729,000
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		500,000	526,421
Spectrum Brands, Inc., 6.375%, 11/15/20		965,000	1,022,900
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)		165,000	174,900
Whirlpool Corp., 0.625%, 3/12/20	EUR	275,000	304,607

			$3,820,150
Consumer Services - 1.7%
ADT Corp., 6.25%, 10/15/21		$1,525,000	$1,639,375
ADT Corp., 4.125%, 6/15/23		370,000	353,350
Garda World Security Corp., 7.25%, 11/15/21 (n)		755,000	751,225
Garda World Security Corp., 7.25%, 11/15/21 (n)		255,000	253,725
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		475,000	473,813
Interval Acquisition Corp., 5.625%, 4/15/23 (z)		1,635,000	1,655,438
Monitronics International, Inc., 9.125%, 4/01/20		1,495,000	1,480,050
Priceline Group, Inc., 3.65%, 3/15/25		314,000	319,979
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)		785,000	800,700
Service Corp. International, 7%, 6/15/17		1,025,000	1,122,375
Service Corp. International, 5.375%, 5/15/24		715,000	759,688

			$9,609,718

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Containers - 2.5%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		$2,200,000	$2,354,000
Ball Corp., 5%, 3/15/22		1,835,000	1,912,988
Berry Plastics Group, Inc., 9.75%, 1/15/21		180,000	197,550
Berry Plastics Group, Inc., 5.5%, 5/15/22		1,155,000	1,196,869
Crown American LLC, 4.5%, 1/15/23		1,472,000	1,479,360
Crown European Holdings S.A., 3.375%, 5/15/25 (z)	EUR	650,000	727,115
Multi-Color Corp., 6.125%, 12/01/22 (n)		$940,000	977,600
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	375,000	434,543
Reynolds Group, 9.875%, 8/15/19		$151,000	160,909
Reynolds Group, 5.75%, 10/15/20		600,000	627,000
Reynolds Group, 8.25%, 2/15/21		1,280,000	1,361,600
Sealed Air Corp., 4.875%, 12/01/22 (n)		1,110,000	1,140,525
Sealed Air Corp., 5.125%, 12/01/24 (n)		270,000	281,475
Signode Industrial Group, 6.375%, 5/01/22 (n)		1,060,000	1,060,000

			$13,911,534
Defense Electronics - 0.4%
BAE Systems PLC, 4.125%, 6/08/22	GBP	350,000	$582,398
Ducommun, Inc., 9.75%, 7/15/18		$1,417,000	1,502,020

			$2,084,418
Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$193,000	$192,864
Avaya, Inc., 10.5%, 3/01/21 (n)		405,000	356,400
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (z)		254,000	253,870

			$803,134
Electronics - 1.0%
Advanced Micro Devices, Inc., 6.75%, 3/01/19		$740,000	$643,800
Advanced Micro Devices, Inc., 7.5%, 8/15/22		320,000	262,400
Advanced Micro Devices, Inc., 7%, 7/01/24		460,000	357,650
Micron Technology, Inc., 5.875%, 2/15/22		695,000	730,619
Micron Technology, Inc., 5.5%, 2/01/25 (n)		615,000	611,925
NXP B.V., 5.75%, 2/15/21 (n)		480,000	510,000
NXP B.V., 5.75%, 3/15/23 (n)		770,000	821,975
Sensata Technologies B.V., 5.625%, 11/01/24 (n)		475,000	507,063
Sensata Technologies B.V., 5%, 10/01/25 (n)		445,000	459,463
Tyco Electronics Group S.A., 6.55%, 10/01/17		700,000	781,471
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	100,000	111,459

			$5,797,825
Emerging Market Quasi-Sovereign - 5.5%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$946,000	$945,248
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		412,000	411,464

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
CNOOC Finance (2013) Ltd., 3%, 5/09/23	$389,000	$376,682
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/25	350,000	345,754
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	1,242,000	1,349,406
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	391,000	393,236
Comision Federal de Electricidad , 4.875%, 1/15/24	465,000	500,805
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	517,000	556,809
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	915,000	1,001,925
Ecopetrol S.A., 5.875%, 5/28/45	342,000	327,893
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)	296,000	302,167
Gaz Capital S.A., 4.95%, 2/06/28 (n)	492,000	429,096
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	382,000	355,879
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	316,000	322,320
KazMunayGas National Co., 4.4%, 4/30/23 (n)	285,000	270,038
KazMunayGas National Co., 6%, 11/07/44 (n)	307,000	280,905
Majapahit Holding B.V., 7.25%, 6/28/17 (n)	1,029,000	1,126,755
Majapahit Holding B.V., 8%, 8/07/19 (n)	1,197,000	1,402,046
Majapahit Holding B.V., 7.75%, 1/20/20 (n)	1,045,000	1,226,746
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	372,000	391,530
NOVA Chemicals Corp., 5%, 5/01/25 (n)	485,000	511,069
Office Cherifien des Phosphates, 4.5%, 10/22/25 (z)	371,000	358,479
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)	373,000	409,461
Oleoducto Central S.A., 4%, 5/07/21 (n)	205,000	204,795
Pemex Project Funding Master Trust, 5.75%, 3/01/18	1,341,000	1,465,136
Pertamina PT, 5.25%, 5/23/21 (n)	511,000	544,854
Pertamina PT, 4.875%, 5/03/22 (n)	540,000	558,981
Pertamina PT, 4.3%, 5/20/23 (n)	323,000	320,578
Petroleos Mexicanos, 8%, 5/03/19	926,000	1,107,496
Petroleos Mexicanos, 5.5%, 1/21/21	1,712,000	1,878,920
Petroleos Mexicanos, 4.875%, 1/24/22	524,000	554,130
Petroleos Mexicanos, 4.875%, 1/18/24	640,000	675,072
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	10,000	10,060
Petroleos Mexicanos, 4.5%, 1/23/26 (n)	382,000	387,730
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	254,000	250,571
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	213,000	213,447
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (n)	476,000	570,248
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	408,125	435,163
PT Pelabuhan Indonesia III, 4.875%, 10/01/24 (n)	200,000	207,250
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)	438,000	458,450
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)	752,000	815,920
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)	825,000	982,658
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	666,000	657,084
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	548,000	545,265
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	544,000	566,212

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)		$177,000	$190,534
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		2,263,000	2,442,970
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		900,000	891,000

			$30,530,237
Emerging Market Sovereign - 6.3%
Dominican Republic, 7.5%, 5/06/21 (n)		$879,000	$988,875
Dominican Republic, 6.6%, 1/28/24 (n)		188,000	205,860
Dominican Republic, 5.875%, 4/18/24 (n)		206,000	218,360
Dominican Republic, 5.5%, 1/27/25 (n)		211,000	217,858
Federative Republic of Brazil, 4.25%, 1/07/25		372,000	366,831
Oriental Republic of Uruguay, 4.5%, 8/14/24		567,000	609,525
Republic of Colombia, 8.125%, 5/21/24		679,000	900,524
Republic of Colombia, 6.125%, 1/18/41		435,000	508,950
Republic of Croatia, 5.5%, 4/04/23 (n)		1,362,000	1,445,831
Republic of Guatemala, 5.75%, 6/06/22 (n)		387,000	425,700
Republic of Hungary, 5.375%, 2/21/23		674,000	754,186
Republic of Indonesia, 6.875%, 1/17/18		838,000	946,312
Republic of Indonesia, 11.625%, 3/04/19		733,000	976,723
Republic of Indonesia, 4.875%, 5/05/21 (n)		336,000	366,240
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	375,000	442,122
Republic of Indonesia, 3.375%, 4/15/23 (n)		$517,000	506,014
Republic of Indonesia, 5.875%, 1/15/24 (n)		225,000	258,469
Republic of Indonesia, 4.125%, 1/15/25 (n)		339,000	345,356
Republic of Kazakhstan, 3.875%, 10/14/24 (n)		427,000	413,123
Republic of Kazakhstan, 4.875%, 10/14/44 (n)		207,000	192,349
Republic of Lithuania, 6.125%, 3/09/21 (n)		499,000	590,068
Republic of Lithuania, 6.625%, 2/01/22 (n)		1,425,000	1,755,971
Republic of Panama, 3.75%, 3/16/25		231,000	233,888
Republic of Panama, 8.875%, 9/30/27		1,273,000	1,849,033
Republic of Panama, 9.375%, 4/01/29		873,000	1,328,051
Republic of Paraguay, 4.625%, 1/25/23 (n)		212,000	218,360
Republic of Peru, 7.35%, 7/21/25		544,000	735,760
Republic of Peru, 8.75%, 11/21/33		629,000	992,248
Republic of Peru, 5.625%, 11/18/50		217,000	260,943
Republic of Philippines, 3.95%, 1/20/40		960,000	1,014,720
Republic of Poland, 5%, 3/23/22		609,000	694,717
Republic of Romania, 6.75%, 2/07/22 (n)		1,074,000	1,291,485
Republic of Romania, 4.375%, 8/22/23 (n)		486,000	515,160
Republic of Romania, 4.875%, 1/22/24 (n)		328,000	360,390
Republic of Slovakia, 4.375%, 5/21/22 (n)		1,047,000	1,176,933

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Turkey, 7%, 3/11/19		$790,000	$892,937
Republic of Turkey, 5.625%, 3/30/21		670,000	730,903
Republic of Turkey, 6.25%, 9/26/22		646,000	729,980
Republic of Venezuela, 7.65%, 4/21/25		673,000	287,708
Republic of Vietnam, 6.75%, 1/29/20		273,000	308,149
Russian Federation, 4.875%, 9/16/23 (n)		800,000	784,000
Russian Federation, 7.5%, 3/31/30		321,250	375,776
Russian Federation, 5.625%, 4/04/42 (n)		600,000	578,856
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)		300,000	312,750
United Mexican States, 3.625%, 3/15/22		1,710,000	1,765,575
United Mexican States, 4%, 10/02/23		1,364,000	1,433,564
United Mexican States, 8.5%, 5/31/29	MXN	29,290,000	2,307,194
United Mexican States, 5.75%, 10/12/2110		$408,000	434,520

			$35,048,847
Energy - Independent - 4.4%
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)		$335,000	$147,400
Afren PLC, 15%, 3/18/16		374,128	353,551
Afren PLC, 10.25%, 4/08/19 (a)(d)(n)		219,000	94,170
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)		375,000	275,625
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)		625,000	460,938
Baytex Energy Corp., 5.625%, 6/01/24 (n)		1,215,000	1,175,513
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		290,000	295,075
Chaparral Energy, Inc., 7.625%, 11/15/22		1,420,000	1,136,000
Chesapeake Energy Corp., 5.75%, 3/15/23		1,295,000	1,265,863
Cimarex Energy Co., 4.375%, 6/01/24		420,000	425,250
Concho Resources, Inc., 6.5%, 1/15/22		895,000	941,988
Concho Resources, Inc., 5.5%, 4/01/23		690,000	699,488
EP Energy LLC, 6.875%, 5/01/19		330,000	340,230
EP Energy LLC, 9.375%, 5/01/20		920,000	984,400
EP Energy LLC, 7.75%, 9/01/22		2,590,000	2,719,500
Halcon Resources Corp., 8.875%, 5/15/21		1,085,000	847,385
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)		350,000	362,250
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20		150,000	136,593
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21		1,952,000	1,678,720
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21		495,000	403,425
MEG Energy Corp., 6.5%, 3/15/21 (n)		1,310,000	1,293,625
MEG Energy Corp., 7%, 3/31/24 (n)		345,000	339,894
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		745,000	707,750
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		293,000	279,083
Oasis Petroleum, Inc., 6.875%, 3/15/22		960,000	976,800
QEP Resources, Inc., 5.25%, 5/01/23		1,255,000	1,258,163
Rosetta Resources, Inc., 5.625%, 5/01/21		1,215,000	1,216,519

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - continued
RSP Permian, Inc., 6.625%, 10/01/22 (n)		$815,000	$845,970
Sanchez Energy Corp., 6.125%, 1/15/23		910,000	891,800
SM Energy Co., 6.5%, 11/15/21		1,205,000	1,253,200
SM Energy Co., 6.125%, 11/15/22 (n)		585,000	614,250

			$24,420,418
Energy - Integrated - 0.5%
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		$239,000	$252,145
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		698,000	621,220
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		1,145,000	904,550
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		419,000	296,443
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (n)		272,000	190,400
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	400,000	516,068

			$2,780,826
Entertainment - 1.4%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,485,000	$1,636,292
Carnival Corp., 1.2%, 2/05/16		500,000	500,924
Cedar Fair LP, 5.25%, 3/15/21		1,130,000	1,172,375
Cedar Fair LP, 5.375%, 6/01/24 (n)		415,000	428,488
Cinemark USA, Inc., 5.125%, 12/15/22		1,045,000	1,080,217
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	788,736
NCL Corp. Ltd., 5.25%, 11/15/19 (n)		790,000	813,700
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,325,000	1,368,063

			$7,788,795
Financial Institutions - 3.9%
Aircastle Ltd., 4.625%, 12/15/18		$790,000	$825,550
Aircastle Ltd., 5.125%, 3/15/21		550,000	576,785
Aircastle Ltd., 5.5%, 2/15/22		665,000	709,888
Aviation Capital Group, 4.625%, 1/31/18 (n)		685,000	717,240
Aviation Capital Group, 6.75%, 4/06/21 (n)		740,000	859,473
CIT Group, Inc., 5.25%, 3/15/18		1,615,000	1,673,948
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,447,000	1,551,908
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,269,000	1,327,691
CIT Group, Inc., 3.875%, 2/19/19		1,255,000	1,244,019
CIT Group, Inc., 5%, 8/15/22		1,010,000	1,040,300
Credit Acceptance Co., 7.375%, 3/15/23 (n)		1,205,000	1,198,975
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67		300,000	327,750
Icahn Enterprises LP, 6%, 8/01/20		1,060,000	1,114,537
Icahn Enterprises LP, 5.875%, 2/01/22		1,405,000	1,452,278
International Lease Finance Corp., 7.125%, 9/01/18 (n)		337,000	381,653
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		640,000	651,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		$1,560,000	$1,606,800
Navient Corp., 5.875%, 3/25/21		555,000	552,225
SLM Corp., 4.875%, 6/17/19		25,000	24,938
SLM Corp., 8%, 3/25/20		1,815,000	2,021,438
SLM Corp., 7.25%, 1/25/22		1,100,000	1,166,000
SLM Corp., 6.125%, 3/25/24		455,000	441,919

			$21,466,515
Food & Beverages - 1.6%
Coca-Cola Co., 0.75%, 3/09/23	EUR	325,000	$359,905
Coca-Cola Co., 1.125%, 3/09/27	EUR	250,000	275,598
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	348,000	413,020
Constellation Brands, Inc., 4.25%, 5/01/23		$1,460,000	1,501,975
Cosan Luxembourg S.A., 5%, 3/14/23 (n)		205,000	185,013
Darling Ingredients, Inc., 5.375%, 1/15/22		990,000	1,007,325
Embotelladora Andina S.A., 5%, 10/01/23 (n)		418,000	460,876
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		202,000	214,726
J.M. Smucker Co., 2.5%, 3/15/20 (n)		121,000	121,813
J.M. Smucker Co., 4.375%, 3/15/45 (n)		130,000	129,443
JBS Investments GmbH, 7.75%, 10/28/20 (n)		201,000	217,884
Kraft Foods Group, Inc., 2.25%, 6/05/17		700,000	712,128
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		204,000	203,490
Mondelez International, Inc., 1%, 3/07/22	EUR	100,000	111,777
Mondelez International, Inc., 2.375%, 3/06/35	EUR	100,000	113,193
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		$1,590,000	1,669,500
Tyson Foods, Inc., 6.6%, 4/01/16		820,000	861,481
Tyson Foods, Inc., 5.15%, 8/15/44		156,000	174,276
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		239,000	246,526
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		124,000	129,585

			$9,109,534
Food & Drug Stores - 0.2%
CVS Health Corp., 3.375%, 8/12/24		$354,000	$364,820
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	423,000	399,243
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$580,000	590,936

			$1,354,999
Forest & Paper Products - 0.5%
Appvion, Inc., 9%, 6/01/20 (n)		$795,000	$520,725
International Paper Co., 6%, 11/15/41		700,000	804,553
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	525,000	607,181
Tembec Industries, Inc., 9%, 12/15/19 (n)		$570,000	581,400

			$2,513,859

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Gaming & Lodging - 1.6%
CCM Merger, Inc., 9.125%, 5/01/19 (n)		$935,000	$1,015,644
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		425,000	325,125
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		950,000	1,004,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21		1,125,000	1,186,875
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		280,000	306,600
Isle of Capri Casinos, Inc., 5.875%, 3/15/21 (n)		195,000	201,338
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		765,000	789,863
MGM Resorts International, 6.625%, 12/15/21		820,000	877,400
MGM Resorts International, 6%, 3/15/23		725,000	750,828
RHP Hotel Properties, 5%, 4/15/23 (n)		325,000	329,063
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		1,180,000	1,199,116
Wyndham Worldwide Corp., 2.5%, 3/01/18		650,000	653,449
Wyndham Worldwide Corp., 5.625%, 3/01/21		132,000	147,369

			$8,787,295
Industrial - 0.8%
Anixter, Inc., 5.125%, 10/01/21		$970,000	$1,008,800
Dematic S.A., 7.75%, 12/15/20 (n)		1,395,000	1,468,238
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,260,000	1,329,300
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		795,000	836,738

			$4,643,076
Insurance - 0.8%
AIG SunAmerica Global Financing X, 6.9%, 3/15/32 (n)		$484,000	$666,504
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	600,000	700,658
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	400,000	455,877
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	400,000	531,108
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	450,000	653,396
Unum Group, 7.125%, 9/30/16		$829,000	894,714
Unum Group, 4%, 3/15/24		259,000	269,670

			$4,171,927
Insurance - Property & Casualty - 0.7%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	200,000	$319,565
Berkshire Hathaway, Inc., 1.125%, 3/16/27	EUR	200,000	216,760
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	325,000	355,383
CNA Financial Corp., 5.875%, 8/15/20		$700,000	804,054
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		330,000	338,704
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		315,000	321,834
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	300,000	526,116
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		$810,000	843,210

			$3,725,626

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - 0.9%
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		$843,000	$904,118
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		1,751,000	1,893,269
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		1,683,000	1,987,539

			$4,784,926
International Market Sovereign - 0.8%
Government of Japan, 1.1%, 6/20/20	JPY	171,550,000	$1,511,085
Government of Japan, 2.1%, 9/20/24	JPY	35,850,000	350,261
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,716,000	1,781,289
Republic of Iceland, 5.875%, 5/11/22 (n)		631,000	731,132

			$4,373,767
Internet - 0.3%
Baidu, Inc., 3.25%, 8/06/18		$1,316,000	$1,363,613
Baidu, Inc., 3.5%, 11/28/22		475,000	480,703

			$1,844,316
Machinery & Tools - 1.2%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$1,465,000	$1,540,081
H&E Equipment Services Co., 7%, 9/01/22		1,065,000	1,115,588
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		875,000	752,500
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)		745,000	616,488
Loxam SAS, 4.875%, 7/23/21 (z)	EUR	650,000	757,222
RSC Equipment Rental, Inc., 8.25%, 2/01/21		$369,000	398,059
United Rentals North America, Inc., 4.625%, 7/15/23		610,000	618,394
United Rentals North America, Inc., 7.625%, 4/15/22		789,000	869,873

			$6,668,205
Major Banks - 3.7%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	250,000	$375,094
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)		$500,000	505,946
Bank of America Corp., 4.125%, 1/22/24		475,000	502,018
Bank of America Corp., 3.95%, 4/21/25		582,000	573,234
Bank of America Corp., 6.1% to 3/17/15, FRN to 12/29/49		1,522,000	1,552,440
Bank of America Corp., FRN, 5.2%, 12/31/49		2,015,000	1,936,919
Barclays Bank PLC, 6%, 1/14/21	EUR	300,000	412,488
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	200,000	337,707
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	389,307
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	350,000	475,527
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)		$1,055,000	1,093,386
Goldman Sachs Group, Inc., 7.5%, 2/15/19		1,200,000	1,423,879
Huntington National Bank, 2.4%, 4/01/20		320,000	320,970
ING Bank N.V., 4.875%, 1/18/21	EUR	250,000	345,906
ING Bank N.V., 3.50% to 11/21/18, FRN to 11/21/23	EUR	500,000	601,693

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 3.25%, 9/23/22		$765,000	$776,253
JPMorgan Chase & Co., 3.125%, 1/23/25		581,000	573,262
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		486,000	530,858
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/31/49		1,315,000	1,351,163
Morgan Stanley, 3.875%, 4/29/24		500,000	517,629
Morgan Stanley, 6.625%, 4/01/18		1,000,000	1,132,816
Morgan Stanley, 3.95%, 4/23/27		423,000	415,241
Morgan Stanley, 4.3%, 1/27/45		280,000	275,333
Regions Financial Corp., 2%, 5/15/18		421,000	419,601
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	300,000	412,534
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 10/29/49 (n)		$435,000	515,475
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 12/31/49		765,000	975,375
Royal Bank of Scotland Group PLC, FRN, 3.625%, 3/25/24	EUR	500,000	584,224
Wells Fargo & Co., 3%, 2/19/25		$591,000	582,787
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49		291,000	308,824
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		509,000	533,178

			$20,751,067
Medical & Health Technology & Services - 3.3%
Becton, Dickinson and Co., 3.734%, 12/15/24		$142,000	$146,630
Becton, Dickinson and Co., 4.685%, 12/15/44		270,000	282,975
CHS/Community Health Systems, Inc., 5.125%, 8/01/21		225,000	232,875
CHS/Community Health Systems, Inc., 6.875%, 2/01/22		1,780,000	1,889,025
Davita Healthcare Partners, Inc., 5%, 5/01/25		1,175,000	1,172,797
Davita, Inc., 5.125%, 7/15/24		780,000	793,748
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		800,000	874,000
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		430,000	470,850
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		84,000	85,890
HCA, Inc., 4.25%, 10/15/19		785,000	820,325
HCA, Inc., 7.5%, 2/15/22		980,000	1,146,600
HCA, Inc., 5.875%, 3/15/22		1,140,000	1,275,375
HCA, Inc., 5%, 3/15/24		690,000	733,263
HCA, Inc., 5.375%, 2/01/25		525,000	551,250
HealthSouth Corp., 5.125%, 3/15/23		1,170,000	1,205,100
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		364,000	366,247
LifePoint Hospitals, Inc., 5.5%, 12/01/21		1,710,000	1,797,381
Tenet Healthcare Corp., 8%, 8/01/20		1,920,000	2,008,800
Tenet Healthcare Corp., 4.5%, 4/01/21		1,070,000	1,065,988
Tenet Healthcare Corp., 8.125%, 4/01/22		440,000	480,150
Universal Health Services, Inc., 7.625%, 8/15/20		1,010,000	886,275

			$18,285,544

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical Equipment - 0.7%
Biomet, Inc., 6.5%, 8/01/20		$517,000	$547,374
DJO Finco, Inc., 8.125%, 6/15/21 (z)		590,000	598,850
Medtronic, Inc., 3.5%, 3/15/25 (n)		437,000	451,899
Physio-Control International, Inc., 9.875%, 1/15/19 (n)		603,000	643,703
Teleflex, Inc., 6.875%, 6/01/19		800,000	829,000
Teleflex, Inc., 5.25%, 6/15/24		695,000	701,950
Zimmer Holdings, Inc., 4.25%, 8/15/35		274,000	274,702

			$4,047,478
Metals & Mining - 3.0%
ArcelorMittal S.A., 7%, 2/25/22		$260,000	$282,425
ArcelorMittal S.A., 7.5%, 3/01/41		400,000	409,000
Arch Coal, Inc., 8%, 1/15/19 (n)		470,000	195,050
Cameco Corp., 5.67%, 9/02/19	CAD	765,000	714,560
Century Aluminum Co., 7.5%, 6/01/21 (n)		$775,000	791,469
Commercial Metals Co., 4.875%, 5/15/23		743,000	707,708
Consol Energy, Inc., 5.875%, 4/15/22		850,000	779,875
Consol Energy, Inc., 8%, 4/01/23 (n)		660,000	669,075
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)		935,000	914,430
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,191,000	1,143,360
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		245,000	228,463
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	150,000	263,654
GrafTech International Co., 6.375%, 11/15/20		$940,000	803,700
Hudbay Minerals, Inc., 9.5%, 10/01/20		525,000	549,938
Kinross Gold Corp., 5.95%, 3/15/24		572,000	532,924
Lundin Mining Corp., 7.5%, 11/01/20 (n)		455,000	477,796
Lundin Mining Corp., 7.875%, 11/01/22 (n)		595,000	630,700
Plains Exploration & Production Co., 6.875%, 2/15/23		650,000	698,750
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		242,000	254,426
Southern Copper Corp., 5.25%, 11/08/42		700,000	643,524
Southern Copper Corp., 5.875%, 4/23/45		753,000	740,425
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)		435,000	444,788
Steel Dynamics, Inc., 5.25%, 4/15/23		435,000	444,788
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)		435,000	449,138
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		375,000	385,313
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		585,000	601,088
Suncoke Energy, Inc., 7.625%, 8/01/19		306,000	314,415
TMS International Corp., 7.625%, 10/15/21 (n)		680,000	680,000
Walter Energy, Inc., 9.5%, 10/15/19 (n)		440,000	280,500
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	300,000	368,975

			$16,400,257

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - 4.3%
Access Midstream Partner LP, 4.875%, 3/15/24		$240,000	$246,024
AmeriGas Finance LLC, 6.75%, 5/20/20		1,550,000	1,644,938
APT Pipelines Ltd., 5%, 3/23/35 (n)		542,000	535,867
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)		630,000	655,200
Crestwood Midstream Partners LP, 6%, 12/15/20		625,000	640,625
Crestwood Midstream Partners LP, 6.125%, 3/01/22		565,000	583,363
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)		350,000	365,750
El Paso Corp., 7.75%, 1/15/32		2,394,000	2,856,937
Enbridge, Inc., 3.19%, 12/05/22	CAD	500,000	422,918
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,165,000	1,310,625
Energy Transfer Partners LP, 3.6%, 2/01/23		591,000	586,851
Energy Transfer Partners LP, 5.15%, 3/15/45		541,000	527,221
Enterprise Products Operating LLC, 3.9%, 2/15/24		287,000	295,915
Enterprise Products Operating LLC, 4.85%, 3/15/44		148,000	152,139
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		845,000	857,675
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22		1,180,000	1,212,450
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		341,000	343,525
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		281,000	276,478
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	275,000	311,854
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23		$810,000	844,425
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23		761,000	762,903
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24		500,000	517,200
ONEOK, Inc., 4.25%, 2/01/22		424,000	407,461
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		1,000,000	1,022,830
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,285,000	1,297,850
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		545,000	550,450
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		799,000	803,434
Spectra Energy Partners LP, 4.75%, 3/15/24		306,000	338,640
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21		580,000	603,200
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22		590,000	563,450
Sunoco Logistics Partners LP, 5.3%, 4/01/44		319,000	322,708
Sunoco Logistics Partners LP, 5.35%, 5/15/45		254,000	259,686
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)		325,000	337,188
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)		575,000	576,438
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23		260,000	265,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
Williams Cos., Inc., 3.7%, 1/15/23		$600,000	$567,327

			$23,866,745
Mortgage-Backed - 5.2%
Fannie Mae, 5.5%, 1/01/37 - 8/01/37		$2,364,070	$2,682,447
Fannie Mae, 4%, 5/01/45		4,625,000	4,946,763
Fannie Mae, FRN, 0.451%, 5/25/18		6,407,115	6,415,572
Fannie Mae, TBA, 3.5%, 5/01/45		7,400,000	7,752,656
Ginnie Mae, TBA, 3.5%, 5/01/45		6,475,000	6,830,619

			$28,628,057
Natural Gas - Distribution - 0.1%
Centrica PLC, 4.375%, 3/13/29	GBP	250,000	$414,903
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$377,000	393,578

			$808,481
Network & Telecom - 2.3%
AT&T, Inc., 4.75%, 5/15/46		$525,000	$513,259
British Telecom PLC, 5.75%, 12/07/28	GBP	300,000	571,803
Centurylink, Inc., 6.45%, 6/15/21		$560,000	602,000
Centurylink, Inc., 6.75%, 12/01/23		255,000	275,849
Centurylink, Inc., 7.65%, 3/15/42		890,000	894,450
Citizens Communications Co., 9%, 8/15/31		920,000	968,300
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	217,750
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		776,000	822,108
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		2,336,000	2,448,803
Frontier Communications Corp., 8.125%, 10/01/18		245,000	275,931
OTE PLC, 7.875%, 2/07/18	EUR	300,000	347,887
OTE PLC, 3.5%, 7/09/20	EUR	500,000	508,090
Telecom Italia Capital, 6%, 9/30/34		$320,000	334,400
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	170,000	279,328
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	400,000	510,870
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		$900,000	947,250
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	475,000	588,955
Verizon Communications, Inc., 6.4%, 9/15/33		$1,000,000	1,217,151
Verizon Communications, Inc., 6.55%, 9/15/43		478,000	598,081

			$12,922,265
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/22		$1,090,000	$1,068,200
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		1,439,795	1,242,255
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		885,000	750,038
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		438,000	316,455

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oil Services - continued
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		$710,000	$585,750

			$3,962,698
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)		$750,000	$792,375
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)		880,000	860,200
Valero Energy Corp., 4.9%, 3/15/45		440,000	445,465

			$2,098,040
Other Banks & Diversified Financials - 2.5%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$509,000	$556,719
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		583,000	580,085
Bancolombia S.A., 5.95%, 6/03/21		1,094,000	1,210,730
Bankia S.A., 3.5%, 1/17/19	EUR	400,000	484,715
BBVA Banco Continental S.A., 5%, 8/26/22 (n)		$325,000	348,563
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (n)		104,000	107,380
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		1,207,000	1,345,805
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		848,000	963,540
BBVA Continental, 5.75%, 1/18/17 (n)		518,000	549,857
BPCE S.A., 4.5%, 3/15/25 (n)		302,000	304,480
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	400,000	483,910
Capital One Financial Corp., 1%, 11/06/15		$800,000	800,934
Discover Bank, 7%, 4/15/20		249,000	294,007
Discover Bank, 4.25%, 3/13/26		312,000	321,972
Discover Financial Services, 3.75%, 3/04/25		115,000	114,988
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		2,583,000	3,491,906
Industrial Senior Trust, 5.5%, 11/01/22 (n)		220,000	216,810
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	250,000	432,386
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	450,000	548,989
Macquarie Group Ltd., 3%, 12/03/18 (n)		$404,000	415,156
Rabobank Nederland N.V., 4%, 9/19/22	GBP	200,000	338,223

			$13,911,155
Pharmaceuticals - 2.3%
Actavis Funding SCS, 3.8%, 3/15/25		$313,000	$316,373
Actavis Funding SCS, 4.85%, 6/15/44		102,000	103,812
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	360,000	419,991
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)		$225,000	231,956
Celgene Corp., 1.9%, 8/15/17		526,000	531,895
EMD Finance LLC, 2.95%, 3/19/22 (z)		531,000	538,747
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)		1,440,000	1,522,800
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)		275,000	282,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - continued
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		$618,000	$659,947
Gilead Sciences, Inc., 2.35%, 2/01/20		67,000	68,625
Gilead Sciences, Inc., 3.7%, 4/01/24		545,000	573,222
Gilead Sciences, Inc., 4.5%, 2/01/45		500,000	526,724
Hospira, Inc., 5.2%, 8/12/20		234,000	266,457
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)		890,000	921,150
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)		130,000	132,600
Mylan, Inc., 2.6%, 6/24/18		1,000,000	1,015,984
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,560,000	1,634,100
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		815,000	868,994
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)		245,000	248,063
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	569,625
VRX Escrow Corp., 5.875%, 5/15/23 (n)		675,000	692,719
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		700,000	701,588

			$12,827,419
Pollution Control - 0.1%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (z)		$545,000	$542,820

Precious Metals & Minerals - 0.5%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$1,270,000	$1,301,750
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,540,000	1,516,900

			$2,818,650
Printing & Publishing - 0.9%
American Media, Inc., 13.5%, 6/15/18 (z)		$32,653	$34,469
Gannett Co., Inc., 5.125%, 10/15/19		570,000	600,638
Gannett Co., Inc., 5.125%, 7/15/20		460,000	481,648
Gannett Co., Inc., 4.875%, 9/15/21 (n)		420,000	431,550
Gannett Co., Inc., 6.375%, 10/15/23		840,000	909,300
Nielsen Finance LLC, 5%, 4/15/22 (n)		1,185,000	1,191,518
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24		805,000	838,206
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)		65,000	67,438
WPP Finance S.A., 2.25%, 9/22/26	EUR	475,000	573,299

			$5,128,066
Railroad & Shipping - 0.1%
Union Pacific Corp., 3.875%, 2/01/55		$419,000	$397,367

Real Estate - Apartment - 0.2%
Deutsche Annington Finance B.V., FRN, 4.625%, 4/08/74	EUR	400,000	$477,538
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	450,000	531,749

			$1,009,287

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Healthcare - 0.5%
HCP, Inc., REIT, 3.875%, 8/15/24		$278,000	$282,434
HCP, Inc., REIT, 3.4%, 2/01/25		400,000	388,460
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		760,000	817,000
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,255,000	1,355,400

			$2,843,294
Real Estate - Other - 0.7%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		$705,000	$729,675
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		1,915,000	1,984,419
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,130,000	1,175,200

			$3,889,294
Real Estate - Retail - 0.5%
DDR Corp., REIT, 3.625%, 2/01/25		$692,000	$686,867
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	300,000	364,689
Hammerson PLC, REIT, 6%, 2/23/26	GBP	250,000	483,747
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$900,000	1,160,615

			$2,695,918
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43		$306,000	$328,769

Retailers - 2.0%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$423,000	$449,599
Best Buy Co., Inc., 5.5%, 3/15/21		1,175,000	1,236,688
Bon Ton Stores, Inc., 8%, 6/15/21		650,000	542,750
Dollar General Corp., 4.125%, 7/15/17		831,000	872,592
Dollar General Corp., 3.25%, 4/15/23		190,000	185,106
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)		630,000	612,675
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)		1,350,000	1,417,500
Gap, Inc., 5.95%, 4/12/21		1,000,000	1,155,316
Home Depot, Inc., 4.875%, 2/15/44		378,000	437,515
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		595,000	574,175
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	300,000	505,394
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)		$630,000	675,675
Rite Aid Corp., 9.25%, 3/15/20		595,000	657,475
Rite Aid Corp., 6.75%, 6/15/21		265,000	280,569
Rite Aid Corp., 6.125%, 4/01/23 (n)		265,000	274,606
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)		389,000	406,788
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		590,000	623,925
Wesfarmers Ltd., 1.874%, 3/20/18 (n)		156,000	157,135

			$11,065,483

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Specialty Chemicals - 0.5%
Chemtura Corp., 5.75%, 7/15/21		$1,560,000	$1,612,650
Ecolab, Inc., 4.35%, 12/08/21		500,000	549,417
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		748,000	736,780

			$2,898,847
Specialty Stores - 0.6%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)		$900,000	$945,000
Group 1 Automotive, Inc., 5%, 6/01/22 (n)		1,150,000	1,155,750
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		920,000	954,500

			$3,055,250
Supermarkets - 0.0%
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	150,000	$218,252

Supranational - 0.2%
European Investment Bank, 5.125%, 5/30/17		$500,000	$544,260
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	405,000	350,659
International Finance Corp., 3.25%, 7/22/19	AUD	585,000	475,480

			$1,370,399
Telecommunications - Wireless - 4.0%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	525,000	$737,301
American Tower Corp., REIT, 3.5%, 1/31/23		$743,000	729,820
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	124,000	150,581
Crown Castle International Corp., 4.875%, 4/15/22		$375,000	391,172
Crown Castle International Corp., 5.25%, 1/15/23		735,000	775,866
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		420,000	478,467
Digicel Group Ltd., 8.25%, 9/30/20 (n)		615,000	634,311
Digicel Group Ltd., 6%, 4/15/21 (n)		1,279,000	1,241,538
Digicel Group Ltd., 7.125%, 4/01/22 (n)		731,000	692,166
Digicel Group Ltd., 6.75%, 3/01/23 (n)		1,138,000	1,121,499
Eileme 2 AB, 11.625%, 1/31/20 (n)		925,000	1,035,538
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		446,000	439,310
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		412,000	438,265
MTS International Funding Ltd., 5%, 5/30/23 (n)		201,000	179,996
Numericable Group S.A., 6%, 5/15/22 (n)		1,290,000	1,321,444
Rogers Communications, Inc., 5%, 3/15/44		278,000	299,630
SBA Tower Trust, 2.898%, 10/15/44 (n)		439,000	443,073
Sprint Capital Corp., 6.875%, 11/15/28		1,210,000	1,095,050
Sprint Corp., 7.875%, 9/15/23		1,410,000	1,415,288
Sprint Corp., 7.125%, 6/15/24		790,000	759,388
Sprint Nextel Corp., 9%, 11/15/18 (n)		470,000	534,771
Sprint Nextel Corp., 6%, 11/15/22		1,050,000	992,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
T-Mobile USA, Inc., 6.125%, 1/15/22		$145,000	$149,531
T-Mobile USA, Inc., 6.5%, 1/15/24		405,000	422,719
T-Mobile USA, Inc., 6.464%, 4/28/19		395,000	407,838
T-Mobile USA, Inc., 6.25%, 4/01/21		1,675,000	1,750,375
T-Mobile USA, Inc., 6.633%, 4/28/21		540,000	569,700
VimpelCom Ltd., 5.95%, 2/13/23 (n)		255,000	232,050
Wind Acquisition Finance S.A., 4%, 7/15/20 (n)	EUR	300,000	341,120
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		$995,000	995,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		1,435,000	1,469,081

			$22,244,138
Telephone Services - 0.8%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,459,000	$1,558,504
Frontier Communications Corp., 6.25%, 9/15/21		305,000	302,713
Level 3 Financing, Inc., 8.625%, 7/15/20		425,000	461,125
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)		650,000	648,375
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)		520,000	519,350
TELUS Corp., 5.05%, 7/23/20	CAD	765,000	720,229

			$4,210,296
Tobacco - 0.3%
Altria Group, Inc., 4%, 1/31/24		$164,000	$173,464
Lorillard Tobacco Co., 8.125%, 6/23/19		257,000	313,845
Philip Morris International, Inc., 4.875%, 11/15/43		356,000	396,321
Reynolds American, Inc., 6.75%, 6/15/17		816,000	901,652

			$1,785,282
Transportation - Services - 1.2%
ERAC USA Finance Co., 7%, 10/15/37 (n)		$628,000	$822,700
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	200,000	343,702
HIT Finance B.V., 4.875%, 10/27/21	EUR	300,000	415,490
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)		$995,000	858,188
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		946,000	967,285
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,160,000	1,067,200
Stena AB, 7%, 2/01/24 (n)		1,215,000	1,166,400
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		585,000	473,850
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	197,600
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		246,000	226,320

			$6,538,735
U.S. Government Agencies and Equivalents - 4.0%
Fannie Mae, 1.125%, 4/27/17		$10,877,000	$10,981,158
Freddie Mac, 0.875%, 2/22/17		10,902,000	10,957,371

			$21,938,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - 2.3%
U.S. Treasury Bonds, 3.125%, 11/15/41 (f)		$12,069,000	$13,003,406

Utilities - Electric Power - 2.8%
Alabama Power Co., 4.15%, 8/15/44		$201,000	$212,485
Calpine Corp., 5.5%, 2/01/24		1,190,000	1,190,000
CMS Energy Corp., 5.05%, 3/15/22		500,000	564,894
CMS Energy Corp., 3.875%, 3/01/24		200,000	211,807
Covanta Holding Corp., 7.25%, 12/01/20		1,815,000	1,923,900
Covanta Holding Corp., 6.375%, 10/01/22		320,000	340,000
Covanta Holding Corp., 5.875%, 3/01/24		340,000	351,900
E.CL S.A., 4.5%, 1/29/25 (n)		609,000	634,023
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	200,000	405,845
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	215,358
EDP Finance B.V., 4.125%, 1/20/21	EUR	350,000	445,441
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		$303,000	327,240
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		489,000	494,501
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		127,000	132,706
Enel S.p.A., 6.25%, 6/20/19	GBP	250,000	446,145
Enel S.p.A., 5.25%, 5/20/24	EUR	300,000	444,487
Enel S.p.A. , 8.75% to 2013, FRN to 9/24/73 (n)		$500,000	601,750
Greenko Dutch B.V., 8%, 8/01/19 (n)		410,000	399,750
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	250,000	427,229
NRG Energy, Inc., 8.25%, 9/01/20		$1,860,000	1,962,300
NRG Energy, Inc., 6.25%, 7/15/22		385,000	399,438
NRG Energy, Inc., 6.625%, 3/15/23		1,420,000	1,494,550
PPL Capital Funding, Inc., 5%, 3/15/44		270,000	308,494
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		183,000	208,354
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	200,000	352,217
Transelec S.A., 4.25%, 1/14/25 (n)		$535,000	554,123
Waterford 3 Funding Corp., 8.09%, 1/02/17		669,153	669,236

			$15,718,173
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)		$387,000	$392,612
Total Bonds (Identified Cost, $617,673,537)			$624,873,676

Floating Rate Loans (g)(r) - 2.2%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$660,705	$661,990

Building - 0.2%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20		$879,593	$881,352
HD Supply, Inc., Term Loan B, 4%, 6/28/18		488,695	490,161

			$1,371,513

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Business Services - 0.0%
Fleetcor Technologies Inc., Term Loan B, 3.75%, 11/17/21	$259,473	$260,230

Cable TV - 0.1%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$458,440	$460,159

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$686,155	$686,584

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$586,600	$588,066

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$414,191	$415,284

Electronics - 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$817,227	$820,664

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$525,092	$518,456

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$362,332	$363,691

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$778,387	$780,895

Medical & Health Technology & Services - 0.2%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	$179,322	$180,353
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	708,209	709,979

		$890,332
Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$574,548	$573,650

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$328,597	$329,008

Supermarkets - 0.1%
Albertson’s Holdings LLC, Term Loan B4, 5.5%, 8/25/21	$617,479	$623,654

Telephone Services - 0.1%
Level 3 Financing, Inc., Term Loan B, 4.5%, 1/31/22	$751,583	$754,245

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 9/15/19	$1,003,643	$1,002,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$922,312	$916,548
Total Floating Rate Loans (Identified Cost, $11,970,435)		$12,017,357

Common Stocks - 0.3%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$84,374

Special Products & Services - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	15,200	$1,383,048
Total Common Stocks (Identified Cost, $1,606,255)		$1,467,422

Money Market Funds - 5.4%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	30,242,314	$30,242,314
Total Investments (Identified Cost, $661,492,541)		$668,600,769

Other Assets, Less Liabilities - (20.4)%		(113,221,728)
Net Assets - 100.0%		$555,379,041

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $214,539,996, representing 38.6% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$34,369	$—
Schaeffler Finance B.V., 6.875%, 8/15/18	22,516	—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	—	—
Total	$56,885	$—

(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Abengoa Finance S.A.U., 7.75%, 2/01/20	4/07/15-4/08/15	$528,797	$542,820
American Media, Inc., 13.5%, 6/15/18	12/22/10	32,932	34,469
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.781%, 12/28/40	3/01/06	2,267,241	1,378,810
Chesapeake Funding LLC, “A”, FRN, 0.627%, 5/07/24	1/29/15	2,407,892	2,408,791
Crown European Holdings S.A., 3.375%, 5/15/25	4/28/15	713,278	727,115
DJO Finco, Inc., 8.125%, 6/15/21	4/23/15-4/24/15	595,363	598,850
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25	9/26/14	1,477,244	1,482,618
EMD Finance LLC, 2.95%, 3/19/22	3/16/15	530,080	538,747
Falcon Franchise Loan LLC, FRN, 23.05%, 1/05/25	1/29/03	18,454	57,098
First Union National Bank Commercial Mortgage Trust, FRN, 1.729%, 1/12/43	12/11/03	188	554
Interval Acquisition Corp., 5.625%, 4/15/23	4/02/15-4/29/15	1,647,264	1,655,438
Loxam SAS, 4.875%, 7/23/21	7/18/14	879,092	757,222
Molex Electronic Technologies LLC, 3.9%, 4/15/25	4/01/15	253,603	253,870
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39	7/20/04	41,501	16,261
Office Cherifien des Phosphates, 4.5%, 10/22/25	4/15/15	366,427	358,479
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	509,122	442,122
SPCM S.A., 2.875%, 6/15/23	4/15/15	108,962	115,103
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	2/11/15	592,988	607,181
Virgin Media Secured Finance PLC, 5.25%, 1/15/26	4/23/15	717,099	706,450
Total Restricted Securities			$12,681,998
% of Net assets			2.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	DKK	JPMorgan Chase Bank N.A.	11,054	7/10/15	$1,610	$1,666	$56
BUY	EUR	Goldman Sachs International	531,528	7/10/15	584,094	597,344	13,250
SELL	EUR	Citibank N.A.	91,354	7/10/15	102,761	102,666	95
BUY	GBP	Goldman Sachs International	228,146	7/10/15	349,932	350,044	112
SELL	INR	Deutsche Bank AG	353,296,000	5/11/15	5,644,608	5,554,906	89,702
BUY	KRW	JPMorgan Chase Bank N.A.	112,535,000	6/16/15	102,795	104,859	2,064
SELL	MXN	JPMorgan Chase Bank N.A.	32,899,000	7/10/15	2,194,217	2,134,356	59,861
BUY	NZD	Westpac Banking Corp.	165,000	7/10/15	123,734	125,126	1,392
BUY	SEK	Goldman Sachs International	272	7/10/15	32	33	1
BUY	SGD	Goldman Sachs International	102,000	7/10/15	74,946	76,997	2,051

							$168,584

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	906,733	7/10/15	$690,095	$714,913	$(24,818)
SELL	CAD	Merrill Lynch International	3,112,460	7/10/15	2,484,462	2,577,279	(92,817)
SELL	CHF	UBS AG	73,919	7/10/15	76,934	79,428	(2,494)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	EUR	Deutsche Bank AG	9,671,755	6/17/15-7/10/15	$10,191,419	$10,866,234	$(674,815)
SELL	EUR	Goldman Sachs International	656,000	7/10/15	720,757	737,228	(16,471)
SELL	EUR	JPMorgan Chase Bank N.A.	13,761,537	7/10/15	14,914,506	15,465,544	(551,038)
SELL	EUR	Merrill Lynch International	230,773	7/10/15	257,803	259,348	(1,545)
SELL	EUR	Morgan Stanley Capital Services, Inc.	102,000	7/10/15	109,135	114,630	(5,495)
SELL	GBP	Barclays Bank PLC	2,732,010	7/10/15	4,063,359	4,191,717	(128,358)
SELL	GBP	Merrill Lynch International	2,732,009	7/10/15	4,063,454	4,191,717	(128,263)
BUY	INR	Barclays Bank PLC	353,296,000	5/11/15	5,643,706	5,554,906	(88,800)
SELL	JPY	Deutsche Bank AG	249,668,057	7/10/15	2,076,950	2,092,631	(15,681)
SELL	NOK	Goldman Sachs International	6,710	7/10/15	831	890	(59)
BUY	ZAR	JPMorgan Chase Bank N.A.	1,099,000	7/10/15	91,412	91,385	(27)

							$(1,730,681)

Futures Contracts at 4/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	5	$797,969	June - 2015	$11,952

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$61,234,875	June - 2015	$(128,300)

At April 30, 2015, the fund had cash collateral of $150,000 and other liquid securities with an aggregate value of $799,446 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $631,250,227)	$638,358,455
Underlying affiliated funds, at cost and value	30,242,314
Total investments, at value (identified cost, $661,492,541)	$668,600,769
Cash	169,863
Restricted cash	150,000
Receivables for
Forward foreign currency exchange contracts	168,584
Daily variation margin on open futures contracts	68,484
Investments sold	3,885,145
Interest	8,143,605
Other assets	81,956
Total assets	$681,268,406
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	155,377
Forward foreign currency exchange contracts	1,730,681
Investments purchased	8,802,380
TBA purchase commitments	14,458,832
Payable to affiliates
Investment adviser	19,741
Transfer agent and dividend disbursing costs	4,572
Payable for independent Trustees’ compensation	156,930
Accrued interest expense	69,493
Deferred country tax expense payable	345,397
Accrued expenses and other liabilities	145,962
Total liabilities	$125,889,365
Net assets	$555,379,041
Net assets consist of
Paid-in capital	$550,318,093
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $183,446 deferred country tax)	5,219,068
Accumulated net realized gain (loss) on investments and foreign currency	99,538
Accumulated distributions in excess of net investment income	(257,658)
Net assets	$555,379,041
Shares of beneficial interest outstanding	76,843,762
Net asset value per share (net assets of $555,379,041 / 76,843,762 shares of beneficial interest outstanding)	$7.23

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$16,679,616
Dividends	24,830
Dividends from underlying affiliated funds	8,804
Total investment income	$16,713,250
Expenses
Management fee	$1,881,926
Transfer agent and dividend disbursing costs	66,687
Administrative services fee	49,558
Independent Trustees’ compensation	37,302
Stock exchange fee	34,700
Custodian fee	42,093
Interest expense	415,984
Shareholder communications	93,746
Audit and tax fees	38,261
Legal fees	9,072
Miscellaneous	19,519
Total expenses	$2,688,848
Fees paid indirectly	(164)
Net expenses	$2,688,684
Net investment income	$14,024,566
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $7,901 country tax)	$(1,765,794)
Futures contracts	(1,863,774)
Foreign currency	6,667,215
Net realized gain (loss) on investments and foreign currency	$3,037,647
Change in unrealized appreciation (depreciation)
Investments (net of $65,763 increase in deferred country tax)	$(5,390,913)
Futures contracts	220,034
Translation of assets and liabilities in foreign currencies	(2,220,251)
Net unrealized gain (loss) on investments and foreign currency translation	$(7,391,130)
Net realized and unrealized gain (loss) on investments and foreign currency	$(4,353,483)
Change in net assets from operations	$9,671,083

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/15 (unaudited)	Year ended 10/31/14
From operations
Net investment income	$14,024,566	$30,736,080
Net realized gain (loss) on investments and foreign currency	3,037,647	9,391,705
Net unrealized gain (loss) on investments and foreign currency translation	(7,391,130)	(6,961,555)
Change in net assets from operations	$9,671,083	$33,166,230
Distributions declared to shareholders
From net investment income	$(15,983,142)	$(32,557,449)
From net realized gain on investments	(6,309,761)	(10,287,949)
Total distributions declared to shareholders	$(22,292,903)	$(42,845,398)
Change in net assets from fund share transactions	$(2,452,765)	$(6,163,584)
Total change in net assets	$(15,074,585)	$(15,842,752)
Net assets
At beginning of period	570,453,626	586,296,378
At end of period (including accumulated distributions in excess of net investment income of $257,658 and undistributed net investment income of $1,700,918, respectively)	$555,379,041	$570,453,626

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/15 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$9,671,083
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(173,005,476)
Proceeds from disposition of investment securities	189,910,966
Payments for futures contracts	(1,863,774)
Purchases of short-term investments, net	(12,669,511)
Realized gain/loss on investments	1,757,893
Realized gain/loss on futures contracts	1,863,774
Unrealized appreciation/depreciation on investments	5,325,150
Unrealized appreciation/depreciation on foreign currency contracts	2,245,553
Net amortization/accretion of income	708,674
Decrease in interest and dividends receivable	546,805
Increase in accrued expenses and other liabilities	36,222
Decrease in receivable for daily variation margin on open futures contracts	61,969
Increase in restricted cash	(90,000)
Increase in other assets	(18,507)
Increase in interest payable	611
Net cash provided by operating activities	$24,481,432
Cash flows from financing activities:
Distributions paid in cash	(22,293,430)
Repurchase of shares of beneficial interest	(2,452,765)
Net cash used by financing activities	$(24,746,195)
Net decrease in cash	$(264,763)
Cash:
Beginning of period (including foreign currency of $377,418)	$434,626
End of period	$169,863

Supplemental disclosure of cash flow information:

Cash paid during the six months ended April 30, 2015 for interest was $415,373.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
			2014	2013	2012	2011	2010

Net asset value, beginning of period	$7.39		$7.50	$7.65	$7.20	$7.44	$6.83
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.44	$0.47	$0.50	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.04	(0.13)	0.49	(0.20)	0.63
Total from investment operations	$0.13		$0.43	$0.31	$0.96	$0.30	$1.15
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.46)	$(0.51)	$(0.54)	$(0.54)
From net realized gain on investments	(0.08)		(0.13)	—	—	—	—
Total distributions declared to shareholders	$(0.29)		$(0.55)	$(0.46)	$(0.51)	$(0.54)	$(0.54)
Net increase from repurchase of capital shares	$0.00	(w)	$0.01	$0.00 (w)	$—	$—	$—
Net asset value, end of period (x)	$7.23		$7.39	$7.50	$7.65	$7.20	$7.44
Market value, end of period	$6.48		$6.37	$6.59	$7.31	$6.68	$7.11
Total return at market value (%)	6.39	(n)	5.09	(3.73)	17.56	1.67	27.18
Total return at net asset value (%) (j)(r)(s)(x)	2.32	(n)	7.13	4.69	14.15	4.73	18.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.98	1.02	1.10	1.12	1.25
Expenses after expense reductions (f)	N/A		0.98	1.02	1.10	1.12	1.25
Net investment income	5.08	(a)	5.32	5.75	6.39	6.80	7.39
Portfolio turnover	26	(n)	46	65	48	49	65
Net assets at end of period (000 omitted)	$555,379		$570,454	$586,296	$599,972	$564,446	$583,317

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
			2014	2013	2012	2011	2010

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.82	(a)	0.83	0.86	0.91	0.91	0.97
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$6,554		$6,705	$6,863	$7,000	$6,644	$6,833

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted

Notes to Financial Statements (unaudited) – continued

or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,467,422	$—	$—	$1,467,422
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	34,941,935	—	34,941,935
Non-U.S. Sovereign Debt	—	76,108,176	—	76,108,176
U.S. Corporate Bonds	—	321,552,733	—	321,552,733
Residential Mortgage-Backed Securities	—	28,788,176	—	28,788,176
Commercial Mortgage-Backed Securities	—	21,119,872	—	21,119,872
Asset-Backed Securities (including CDOs)	—	7,536,928	—	7,536,928
Foreign Bonds	—	134,825,856	—	134,825,856
Floating Rate Loans	—	12,017,357	—	12,017,357
Mutual Funds	30,242,314	—	—	30,242,314
Total Investments	$31,709,736	$636,891,033	$—	$668,600,769

Other Financial Instruments
Futures Contracts	$(116,348)	$—	$—	$(116,348)
Forward Foreign Currency Exchange Contracts	—	(1,562,097)	—	(1,562,097)

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$11,952	$(128,300)
Foreign Exchange	Forward Foreign Currency Exchange	168,584	(1,730,681)
Total		$180,536	$(1,858,981)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(1,863,774)	$—
Foreign Exchange	—	6,753,793
Total	$(1,863,774)	$6,753,793

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$220,034	$—
Foreign Exchange	—	(2,245,553)
Total	$220,034	$(2,245,553)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of

Notes to Financial Statements (unaudited) – continued

Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery

Notes to Financial Statements (unaudited) – continued

or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain

Notes to Financial Statements (unaudited) – continued

tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Effective May 1, 2015, the fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/14
Ordinary income (including any short-term capital gains)	$32,557,449
Long-term capital gains	10,287,949
Total distributions	$42,845,398

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$664,586,436
Gross appreciation	20,603,080
Gross depreciation	(16,588,747)
Net unrealized appreciation (depreciation)	$4,014,333

As of 10/31/14
Undistributed ordinary income	3,419,378
Undistributed long-term capital gain	5,937,702
Other temporary differences	(1,145,648)
Net unrealized appreciation (depreciation)	9,471,336

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2015, these fees paid to MFSC amounted to $17,648.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,906 and the Retirement Deferral plan resulted in an expense of $2,492. Both amounts are included in “Independent Trustees’ compensation” in the Statement of

Notes to Financial Statements (unaudited) – continued

Operations for the six months ended April 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $118,773 at April 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $29,356 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $1,053 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$63,124,325	$52,693,850
Investments (non-U.S. Government securities)	$106,768,174	$116,771,774

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 387,100 shares of beneficial interest during the six months ended April 30, 2015 at an average price per share of $6.34 and a weighted average discount of 11.47% per share. The fund repurchased and retired

Notes to Financial Statements (unaudited) – continued

945,042 shares of beneficial interest during the year ended October 31, 2014 at an average price per share of $6.52 and a weighted average discount of 11.85% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Capital shares reacquired	(387,100)	$(2,452,765)	(945,042)	$(6,163,584)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2015, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 21, 2015. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $415,984 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2015, the average loan balance was $100,000,000 at a weighted average annual interest rate of 0.83%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,572,803	80,323,357	(67,653,846)	30,242,314

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,804	$30,242,314

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2015, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended April 30, 2015. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2014 and the financial highlights for each of the five years in the period ended October 31, 2014, and in our report dated December 18, 2014, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 16, 2015

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/14-11/30/14	0	N/A	0	7,015,972
12/01/14-12/31/14	126,200	6.20	126,200	6,889,772
1/01/15-1/31/15	0	N/A	0	6,889,772
2/01/15-2/28/15	0	N/A	0	6,889,772
3/01/15-3/31/15	260,900	6.40	260,900	7,449,566
4/01/15-4/30/15	0	N/A	0	7,449,566
Total	387,100	6.34	387,100

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2015 plan year is 7,710,466.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.